Summary of significant accounting policies - Effect of Topic 606 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2017
Balance Sheet
Deferred income taxes	$ 55,567	$ 68,368	$ 58,334		$ 75,854
Accrued payroll and other liabilities - current	79,218	86,379	94,166		119,427
Accrued payroll and other liabilities - non-current	21,884	23,497	35,322	$ 18,918	34,378
Retained earnings	290,895	471,149	413,074		397,338
Income Statement
Revenues from franchised restaurants	1,984,219	2,959,077	3,081,571
Income tax expense	(17,532)	(38,837)	(48,136)
Revenues from franchised restaurants
Income Statement
Revenues from franchised restaurants	$ 89,601	$ 146,790	148,962
Balances Without Adoption of ASC 606
Balance Sheet
Deferred income taxes			56,522
Accrued payroll and other liabilities - current			93,770
Accrued payroll and other liabilities - non-current			29,495
Retained earnings			417,485
Income Statement
Income tax expense			(48,393)
Balances Without Adoption of ASC 606 | Revenues from franchised restaurants
Income Statement
Revenues from franchised restaurants			149,834
Previously Reported
Balance Sheet
Deferred income taxes						$ 74,299
Accrued payroll and other liabilities - current						119,088
Accrued payroll and other liabilities - non-current			35,322			29,366
Retained earnings						401,134
Accounting Standards Update 2014-09 | Effect of Change
Balance Sheet
Deferred income taxes			1,812
Accrued payroll and other liabilities - current			396
Accrued payroll and other liabilities - non-current			5,827
Retained earnings			(4,411)
Income Statement
Income tax expense			257
Accounting Standards Update 2014-09 | Effect of Change | Revenues from franchised restaurants
Income Statement
Revenues from franchised restaurants			$ (872)
Accounting Standards Update 2014-09 | Restatement Adjustment
Balance Sheet
Deferred income taxes					$ 1,555	1,555
Accrued payroll and other liabilities - current						339
Accrued payroll and other liabilities - non-current						5,012
Retained earnings						$ (3,796)